Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Current assets:
Cash and cash equivalents	$ 89,188,713	$ 44,631,293
Current tax receivable	5,926,350	6,299,286
Receivables	636,564	257,668
Prepayments	2,634,671	8,720,195
Total current assets	98,386,298	59,908,442
Non-current assets:
Property and equipment, net	33,035	28,082
Right-of-use assets	168,451
Prepayments	53,535	110,295
Total non-current assets	255,021	138,377
Total assets	98,641,319	60,046,819
Current liabilities:
Payables (includes amounts to a related party of US$900,000)	17,891,854	11,445,498
Lease liabilities	97,485
Provisions	753,300	596,203
Total current liabilities	18,742,639	12,041,701
Non-current liabilities:
Lease liabilities	84,226
Financial liability due to a related party	85,660,000
Provisions	7,631	27,974
Total non-current liabilities	85,751,857	27,974
Total liabilities	104,494,497	12,069,675
Net Assets	(5,853,178)	47,977,144
Equity
Contributed equity	320,883,552	235,277,217
Accumulated Loss	(359,462,438)	(216,941,353)
Reserves	32,725,708	29,641,280
Total Equity	$ (5,853,178)	$ 47,977,144